Note 14 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Interest and Finance Costs [Text Block]

14. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of operations are as follows:

For the year ended December 31, 2025
Interest expense	$8,144
Amortization and write-off of financing costs	881
Bank charges and other financing costs	671
Total	$9,696

During the period from September 29 to December 31, 2023 and the year ended December 31, 2024, interest and finance costs were nil.